OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 4,658	$ 4,250
Accrued expenses	6,181	7,190
Government authorities	917	156
Income tax payable and tax provision	2,286	1,457
Others	567	173
Other accounts payable and accrued expenses	$ 14,609	$ 13,226